Notes Payable - Schedule of Promissory Notes (Details) - Promissory Notes [Member] - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Schedule of Promissory Notes [Line Items]
Promissory notes payable	$ 19,722,931	$ 19,722,931
Promissory notes payable-related party	7,800	7,800
Promissory notes payable, net	$ 19,730,731	$ 19,730,731